Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets:
Cash and due from banking subsidiaries	¥ 2,699,180	¥ 2,292,295
Interest-bearing deposits in banking subsidiaries	59,907,221	71,143,684
Other assets	8,082,090	8,234,429
Total assets	294,895,707	276,741,152	¥ 272,173,200
Liabilities and shareholders' equity:
Long-term debt	20,838,501	14,914,120
Other liabilities	7,171,197	6,608,355
Shareholders' equity	10,859,633	10,065,015
Total liabilities and equity	294,895,707	276,741,152
Parent Company
Assets:
Cash and due from banking subsidiaries	36,614	35,683
Interest-bearing deposits in banking subsidiaries	410	440
Other assets	524,333	525,732
Total assets	23,572,507	20,938,928
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	815,000	530,000
Long-term debt	11,473,541	9,921,424
Other liabilities	424,333	422,489
Shareholders' equity	10,859,633	10,065,015
Total liabilities and equity	23,572,507	20,938,928
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	9,283,191	8,460,561
Parent Company | Banking Subsidiaries | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	11,528,769	9,949,664
Parent Company | Non-banking subsidiaries and affiliated companies
Assets:
Investments in subsidiaries and affiliated companies	1,655,189	1,452,849
Parent Company | Non-banking subsidiaries and affiliated companies | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	¥ 544,000	¥ 514,000